Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2011 Computer Equipment [Member]	Dec. 31, 2012 Computing equipment [Member]	Dec. 31, 2011 Computing equipment [Member]	Dec. 31, 2012 Office Equipment [Member]	Dec. 31, 2011 Office Equipment [Member]	Dec. 31, 2012 Office furniture and equipment [Member]	Dec. 31, 2011 Office furniture and equipment [Member]	Dec. 31, 2012 Leasehold improvement [Member]	Dec. 31, 2011 Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life				3 years		3 years		3 years		5 years		5 years
Property plant and equipment gross		$ 6,338	$ 2,713	$ 1,158	$ 508	$ 954	$ 150	$ 233	$ 133	$ 1,578	$ 773	$ 2,415	$ 1,149
Less: Accumulated amortization and depreciation		(1,417)	(317)
Net property and equipment	$ 7,716	$ 4,921	$ 2,396